Organization and Background (Details) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 08, 2020 USD ($) agreement $ / shares shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) office	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) agreement segment office	Dec. 31, 2018 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Repurchase of shares, value		$ 5.2	$ 11.9
Merger consideration payable				$ 24.7	$ 0.3
Conversion ratio	0
Number of tax receivable agreements | agreement	2
Number of subsidiaries, corporations | segment						2
ZoomInfo HoldCo
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ownership of consolidated entity (as a percent)				98.00%
Blocker Mergers
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Merger consideration payable	$ 5.5
IPO | Class A common stock
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of shares sold | shares	51,175,000
Public offering price (in dollars per share) | $ / shares	$ 21.00
Net proceeds	$ 1,019.6
U.S.
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of offices | office				6
Israel
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of offices | office				1
DiscoverOrg Holdings
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Repurchase of shares, value						$ 5.6
Merger consideration payable						$ 0.3	$ 0.0
Number of subsidiaries, partnerships | agreement						2
Number of subsidiaries, limited liability companies | agreement						11
Number of subsidiaries, corporations | agreement						2
Number of subsidiaries, foreign entities | agreement						1
DiscoverOrg Holdings | U.S.
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of offices | office						7
DiscoverOrg Holdings | Israel
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of offices | office						1
ZoomInfo HoldCo
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of shares repurchased | shares	48,528,783
Repurchase of shares, value	$ 966.9
ZoomInfo HoldCo | OpCo
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ownership of non-consolidated entity (as a percent)				41.00%
Ownership percentage of units				42.00%
OpCo
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of shares repurchased | shares	2,370,948
Repurchase of shares, value	$ 47.2